SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Net interest paid (received)	$689	$1,024	$677
Net income taxes paid (received)	44	162	52
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the company’s lease contracts for the year ended December 31, 2024 were $102 million (2023: $160 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Accounts receivable	$(252)	$(142)	$208
Inventory	1	(86)	(67)
Prepayments and other	19	(204)	(12)
Accounts payable and other	(115)	102	(692)
Changes in non-cash working capital, net	$(347)	$(330)	$(563)
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$8,823	$12,913
Cash flows	341	(475)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	—	(3,722)
Foreign currency translation	(619)	156
Other changes	(55)	(49)
Balance at end of year	$8,490	$8,823